Other Receivables (Details)		Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)
Other Receivables [Line Items]
Prepayments	[1]	$ 71,542	د.إ 262,701	د.إ 274,452
Advance payments totaling		205,682	755,266	73,082
Various Suppliers [Member]
Other Receivables [Line Items]
Advance payments totaling		$ 920,989	3,381,872
Machines and Equipment Supplier [Member]
Other Receivables [Line Items]
Advance payments totaling			2,588,660	870,722
Fit out Supplier [Member]
Other Receivables [Line Items]
Advance payments totaling			449,300
Autonomous Navigation System [Member]
Other Receivables [Line Items]
Advance payments totaling			241,098	241,098
Other Local Suppliers [Member]
Other Receivables [Line Items]
Advance payments totaling			د.إ 102,814	490,434
Payments [Member]
Other Receivables [Line Items]
Advance payments totaling				2,306,399
L V L TECH GENERAL TRADING LLC [Member]
Other Receivables [Line Items]
Advance payments totaling				د.إ 704,145

[1]	Prepayments